Provisions - current	12 Months Ended
Dec. 31, 2017
Text block1 [abstract]
Provisions - current
25.	Provisions – current

Movements	in provisions are as follows:

	2017
	Provisions for sales allowance	Provisions for deficiency compensation	Total	Total
	NT$000	NT$000	NT$000	US$000
January 1	66,065	14,654	80,719	2,723
Provision	117,234	119,318	236,552	7,981
Payment	(113,143)	(76,817)	(189,960)	(6,409)

December 31	70,156	57,155	127,311	4,295

The Company’s provisions include sales allowance and deficiency compensation. The detailed information is provided in

Note 2 e).